Risk Management Policy	12 Months Ended
Dec. 31, 2018
RISK MANAGEMENT POLICY
Risk Management Policy

22.  RISK MANAGEMENT POLICY.

The Group’s companies are exposed to certain risks that are managed by systems that identify, measure, limit concentration of, and monitor these risks.

The main principles in the Group’s risk management policy include the following:

•	Compliance with good corporate governance standards.
•	Strict compliance with all the Group’s internal policies.
•	Each business and corporate area determines:

I.The markets in which it can operate based on its knowledge and ability to ensure effective risk management;

II.Criteria regarding counterparties and

III.Authorized operators.

•	Business and corporate areas establish their risk tolerance in a manner consistent with the defined strategy for each market in which they operate.
•	All of the operations of the businesses and corporate areas are conducted within the limits approved for each case.
•

Businesses, corporate areas, lines of business and companies design the risk management controls necessary to ensure that transactions in the markets are conducted in accordance with the Enel Chile’s policies, standards, and procedures.

22.1 Interest rate risk

Changes in interest rates affect the fair value of assets and liabilities bearing fixed interest rates, as well as the expected future cash flows of assets and liabilities subject to floating interest rates.

The objective of managing interest rate risk exposure is to achieve a balance in the debt structure to minimize the cost of debt with reduced volatility in profit or loss.

The comparative structure of the financial debt of the Enel Chile Group according to the fixed and / or protected interest rate on the gross debt, after derivatives contracted, is as follows:

Gross position:

	For the years ended December 31,
	2018	2017
	%	%
Fixed interest rate	71%	92%

Depending on the Group’s estimates and on the objectives of the debt structure, hedging transactions are performed by entering into derivatives contracts that mitigate interest rate risk.

22.2 Exchange rate risk

Exchange rate risks involve basically the following transactions:

•	Debt taken on by the Group’s companies that is denominated in a currency other than that in which its cash flows are indexed.
•	Payments to be made for the acquisition of project-related materials and for corporate insurance policies in a currency other than that in which its cash flows are indexed.
•	Revenues in the Group companies directly linked to changes in currencies other than that of its cash flows.

In order to mitigate foreign currency risk, the Group’s foreign currency risk management policy is based on cash flows and includes maintaining a balance between U.S. dollar flows and the levels of assets and liabilities denominated in this currency. The objective is to minimize the exposure to variability in cash flows that are attributable to foreign exchange risk.

The hedging instruments currently being used to comply with the policy are currency swaps and forward exchange contracts. In addition, the policy seeks to refinance debt in the functional currency of each of the Group’s companies.

22.3 Commodities risk

The Group has a risk exposure to price fluctuations in certain commodities, basically due to:

•	Purchases of fuel used to generate electricity.
•	Energy purchase/sale transactions that take place in local markets.

In order to reduce the risk in situations of extreme drought, the Group has designed a commercial policy that defines the levels of sales commitments in line with the capacity of its generating power plants in a dry year. It also includes risk mitigation terms in certain contracts with unregulated customers and with regulated customers subject to long-term tender processes, establishing indexation polynomials that allow for reducing commodities exposure risk.

Considering the operating conditions faced by the power generation market in Chile, with drought and highly volatile commodity prices on international markets, the Group is constantly verifying the advisability of using hedging to lessen the impacts that these price swings have on its results.

As of December 31, 2018 there were current transactions for 432 kTon of API2 to be settled in 2019, 994 kBbl of Brent to be settled in 2019, 225 kTon of BCI7 to be settled in 2019 and 0.2 TBtu of HH to be settled in 2019 (figures considered net hedged position).

As of December 31, 2017, the Group had swap hedges for 2.3 million MMBTU to be settled at January 2018.

Depending on operating conditions, which are constantly being updated, these hedges may be modified or may cover other commodities.

22.4 Liquidity risk

The Group maintains a liquidity risk management policy that consists of entering into long-term committed banking facilities and temporary financial investments for amounts that cover the projected needs over a period of time that is determined based on the situation and expectations for debt and capital markets.

The projected needs mentioned above include maturities of financial debt, net of financial derivatives. For further details regarding the features and conditions of financial obligations and financial derivatives. See Notes 21 and 23.

As of December 31, 2018 the Group’s liquidity is as follows:  cash and cash equivalents for ThCh$245,171,924 and unconditionally available lines of long-term credit for ThCh$416,862,000. As of December 31, 2017 the Group had cash and cash equivalent totaling ThCh$419,456,026 and unconditionally available lines of long-term credit totaling ThCh$199,271,103.

22.5 Credit risk

The Group closely monitors its credit risk.

Trade receivables:

The credit risk for receivables from the Group’s commercial activity has historically been very low, due to the short term period of collections from customers, resulting in non-significant cumulative receivables amounts. This situation applies to both the electricity generation and distribution lines of business.

In the electricity generation and distribution lines of business, regulations allow the suspension of energy service to customers with outstanding payments, and the contracts have termination clauses for payment default. The Group monitors its credit risk on an ongoing basis and measures its maximum exposure to payment default risk, which, as stated above, is very limited.

In the case of our electricity distribution company, the suspension of energy service to customers, is a right available to the company in case of breaches by our clients, which is applied according to the current regulation, which facilitates the process of evaluation and control of credit risk, which by the way is limited.

Financial assets:

Cash surpluses are invested in the highest-rated local and foreign financial entities (with risk rating equivalent to investment grade where possible) with thresholds established for each entity.

In selecting banks to make investments, the Group considers those banks with investment grade ratings granted by main international rating agencies (Moody’s, S&P and Fitch).

Investments may be backed with treasury bonds from the countries in which the Group operates and/or with commercial papers issued by the highest rated banks; the latter are preferred, as they offer higher returns (always in line with current investment policies).

22.6 Risk measurement

The Group measures the Value at Risk (VaR) of its debt positions and financial derivatives in order to monitor the risk assumed by the Group, thereby reducing volatility in the income statement.

The portfolio of positions included for the purposes of the calculations of this value at risk include:

•	Financial debt.
•	Hedging derivatives for debt.

The VaR determined represents the potential variation in value of the portfolio of positions described above in one quarter with a 95% confidence level. To determine the VaR, we take into account the volatility of the risk variables affecting the value of the portfolio of positions including:

•	U.S. dollar Libor interest rate.
•	The exchange rates of the various currencies used in the calculation.

The calculation of VaR is based on generating possible future scenarios (at one quarter) of market values (both spot and term) for the risk variables based on the scenarios with observable inputs for a same period (quarter) during five years. The one-quarter 95%-confidence VaR number is calculated as the 5% percentile of the potential variations in the fair value of the portfolio in one quarter. Taking into account the assumptions described above, the one-quarter VaR was ThCh$318,820,121. This amount represents the potential increase of the Debt and Derivatives’ Portfolio, thus these Values at Risk are inherently related, among other factors, to the Portfolio’s value at each quarter’ end.